Expense Example - Defiance Long Pure Quantum ETF [Member]	Jan. 05, 2026 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 79
Expense Example, with Redemption, 3 Years	$ 246